Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

9.	Property, Plant and Equipment

The components of property, plant and equipment follow:

		AS OF DECEMBER 31,
	USEFUL LIVES
(MILLIONS OF DOLLARS)	(YEARS)	2011	2010

Land	—	$ 747	$ 791
Buildings	33 1/3 - 50	12,804	13,200
Machinery and equipment	8 - 20	11,541	11,744

Furniture, fixtures and other	3 - 12½	4,291	4,643
Construction in progress	—	1,139	999

		30,522	31,377
Less: Accumulated depreciation		13,584	12,732

Total property, plant and equipment(a)		$16,938	$18,645

(a)

The decrease in total property, plant and equipment is primarily due to depreciation, disposals and impairments, partially offset by capital additions, the impact of foreign exchange and the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).